Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2021
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

23. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Defined Benefit Pension Plan	Private Equity Instruments	Foreign Currency Translation Adjustment	Total
As at December 31, 2019	(2)	27	802	827
Other Comprehensive Income (Loss), Before Tax	(4)	1	127	124
Income Tax (Expense) Recovery	1	—	—	1
As at September 30, 2020	(5)	28	929	952

As at December 31, 2020	(10)	27	758	775
Other Comprehensive Income (Loss), Before Tax	27	—	(76)	(49)
Income Tax (Expense) Recovery	(6)	—	—	(6)
As at September 30, 2021	11	27	682	720